Share capital	12 Months Ended
Jun. 30, 2023
Share capital.
Share capital

Equity

13	Share capital

	2023	2022	2021
for the year ended 30 June	Rm	Rm	Rm
Issued share capital (as per statement of changes in equity)[1]	9 888	9 888	9 888

Number of shares
for the year ended 30 June	2023	2022	2021
Authorised
Sasol ordinary shares of no par value	1 127 690 590	1 127 690 590	1 127 690 590
Sasol preferred ordinary shares of no par value[2]	—	28 385 646	28 385 646
Sasol BEE ordinary shares of no par value	158 331 335	158 331 335	158 331 335
	1 286 021 925	1 314 407 571	1 314 407 571
Issued
Shares issued at beginning of year	635 676 817	634 244 336	632 365 757
Issued in terms of the employee share schemes	4 990 795	1 432 481	1 878 579
Shares issued at end of year	640 667 612	635 676 817	634 244 336
Comprising
Sasol ordinary shares of no par value	634 336 265	629 345 470	627 912 989
Sasol BEE ordinary shares of no par value	6 331 347	6 331 347	6 331 347
	640 667 612	635 676 817	634 244 336
Unissued shares
Sasol ordinary shares of no par value	493 354 325	498 345 120	499 777 601
Sasol preferred ordinary shares of no par value[2]	—	28 385 646	28 385 646
Sasol BEE ordinary shares of no par value	151 999 988	151 999 988	151 999 988
	645 354 313	678 730 754	680 163 235
1	At 30 June 2023, treasury shares amounted to 10 373 430 (2022: 10 243 580; 2021: 10 469 584) shares held largely by the Sasol Foundation Trust.
2	In the current year, the unissued Sasol preferred ordinary shares were cancelled.

Accounting policies:

When Sasol Limited’s shares are repurchased by a subsidiary, the amount of consideration paid, including directly attributable costs, is recognised as a deduction from shareholders’ equity. Repurchased shares are classified as treasury shares and are disclosed as a deduction from total equity. Where such shares are subsequently reissued, any consideration received is included in the statement of changes in equity.